W.S. INDUSTRIES, INC.
                               7630 Winston Road
                              Burnaby, B.C. Canada
                                    V5A 2H4


         September 8, 2005

         MAIL STOP 0308

         Mr. H. Christopher Owings, Assistant Director U.S. Securities and Exchange Commission 450 Fifth Street, N.W.
         Washington, D.C. 20549


         RE:     W.S. Industries, Inc. ("Registrant")
                 Form SB-2
                 Filed December 7, 2004
                 File Number 333-121044

         Gentlemen:

         In response to your comments dated September 1, 2005, enclosed are three (3) red-lined copies of Amendment No. 4 to the above-referenced registration statement, and a type-set copy of the prospectus, all with the following amendments, corresponding to your enumerated paragraphs:

         USE OF PROCEEDS, PAGE 12

         1. The filing has been revised to update the "Approximate Percentage" columns for the 50% and 25% use of proceeds tables.

         PLAN OF OPERATIONS, PAGE 22

         2. The filing has been revised to reflect that the additional financing needed is $9,000.

         W.S. Industries, Inc. September 8, 2005
         Page 2

         FINANCIAL STATEMENTS, 37
         STATEMENTS OF CASH FLOWS, PAGE 41

         3. We have provided a revised set of financials including a revised statement of cash flows, which report the reporting currency equivalent of foreign currency cash flows using the exchange rates in effect at the time of the cash flows. The statement also includes the effect of exchange-rate changes on cash balances held in foreign currencies as a separate part of the reconciliation of the change in cash and cash equivalents during the period.


         EXHIBIT 23   CONSENT OF AMISANO HANSON- AUDITOR

         4. An updated consent letter has been provided by our auditors.

         We sincerely trust this response and amendment satisfies all the Staff's concerns and that we will be able to obtain an effective date in short order.

         Thank you for your kind consideration in this matter.

         Very truly yours,

         /s/ JAMES F. DEMSEY

         James F. Dempsey
         President

         cc:   Amisano Hanson, Chartered Accountants
               Michael J. Morrison, Esq.